AMOUNTS RECEIVABLES	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
AMOUNTS RECEIVABLES

NOTE 4 – AMOUNTS RECEIVABLES

	September 30, 2023	December 31, 2022
Trades receivable	$118,794	$136,274
Income tax advances	17,773	90,528
Due from shareholders	743	1,002
	$137,310	$227,804

BYND CANNASOFT ENTERPRISES INC.

Consolidated Interim Statements of Cash Flows

For the nine months ended September 30, 2023 and 2022

(Expressed in Canadian dollars)

(Unaudited)